Noncontrolling Interest (Details)	Jun. 30, 2020 shares
HoldCo Units
Noncontrolling Interest [Line Items]
Number of shares held	150,100,678
HoldCo Units | OpCo Units
Noncontrolling Interest [Line Items]
Number of shares held	154,331,988
Ownership interest (as a percent)	39.00%